Offerings - Offering: 1	Apr. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depositary Shares ("ADSs")
Amount Registered | shares	35,000,000
Proposed Maximum Offering Price per Unit	0.0351
Maximum Aggregate Offering Price	$ 1,228,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 169.66
Offering Note	Represents the registrant’s ADSs, held by the selling shareholders registered for resale.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act of 1933, as amended, using the average of the bid and ask prices for the ADSs as reported on the OTC Market on April 7, 2026, which is a date within five (5) business days prior to the filing date of this registration statement.

Each ADS represents nine hundred (900) Class A ordinary shares. ADSs issuable on deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6, as amended (File No. 333-286167).